Annual Total Returns[BarChart] - Balanced Portfolio - Balanced Portfolio	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.11%	9.69%	12.08%	5.56%	(0.12%)	6.58%	11.98%	(3.45%)	17.92%	12.49%